Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Current provision (benefit) for income taxes:
U.S. Federal	$ (1,434)	$ (884)	$ 1,702
U.S. State	(44)	(164)	69
Non-U.S.	8,087	(1,988)	(3,154)
Total current provision (benefit) for income taxes	6,609	(3,036)	(1,383)
Deferred provision (benefit) for income taxes:
U.S. Federal	(910)	372	1,848
U.S. State	(200)	89	420
Non-U.S.	(1,085)	5,142	6,735
Total deferred provision (benefit) for income taxes	(2,195)	5,603	9,003
Total provision for income taxes	$ 4,414	$ 2,567	$ 7,620